RESTRUCTURING, ACQUISITION AND OTHER	12 Months Ended
Dec. 31, 2020
Restructuring, Acquisition, And Other [Abstract]
RESTRUCTURING, ACQUISITION AND OTHER	RESTRUCTURING, ACQUISITION AND OTHERDuring the year ended December 31, 2020, we incurred $185 million (2019 - $139 million) in restructuring, acquisition and other expenses. In 2020, these costs were primarily incremental, temporary employee compensation and other costs incurred in response to COVID-19 as well as severance costs associated with the targeted restructuring of our employee base. In 2019, these costs were primarily severance costs associated with the targeted restructuring of our employee base and contract termination and other costs.